ACQUISITION OF BUSINESS – INCREASE OF THE PARTICIPATION IN USIMINAS CONTROL GROUP AND NEW GOVERNANCE STRUCTURE OF USIMINAS -Provisions For Contingencies (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jul. 03, 2023
Tax Contingencies Recognized As Part Of The Business Combination
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination at beginning of period	$ (432,488)
Contingent liabilities recognised in business combination at end of period	(424,814)	$ (432,488)
Civil And Other Contingencies Recognized As Part Of The Business Combination
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination at beginning of period	(174,333)
Contingent liabilities recognised in business combination at end of period	(80,390)	(174,333)
Labour Contingencies Recognized As Part Of The Business Combination
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination at beginning of period	(49,655)
Contingent liabilities recognised in business combination at end of period	(45,313)	(49,655)
Contingencies Recognized By Usiminas Before Business Combination
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination at beginning of period	(199,677)
Contingent liabilities recognised in business combination at end of period	(209,494)	(199,677)
Usiminas
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination at beginning of period	(856,153)
Contingent liabilities recognised in business combination at end of period		(856,153)
Usiminas | Tax Contingencies Recognized As Part Of The Business Combination
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination at beginning of period	(432,488)
Contingent liabilities recognised in business combination at end of period		(432,488)
Usiminas | Civil And Other Contingencies Recognized As Part Of The Business Combination
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination at beginning of period	(174,333)
Contingent liabilities recognised in business combination at end of period		(174,333)
Usiminas | Labour Contingencies Recognized As Part Of The Business Combination
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination at beginning of period	$ (49,655)
Contingent liabilities recognised in business combination at end of period		(49,655)
Usiminas | Contingencies Recognized By Usiminas Before Business Combination
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination at beginning of period		$ (199,677)